Labor Obligations - Schedule of Labor obligations (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Labor obligations [Abstract]
Personnel expenses payable		R$ 488,873	R$ 392,140
Social security charges payable	[1],[2]	106,045	143,294
Total		R$ 594,918	R$ 535,434

[1]	As of December 31, 2025 the amount R$ 126,966 was reclassified from Labor obligations to Tax Claims as explained on note 19c. No amount was reclassified for December 31, 2024
[2]	Of the balance of social security charges payable, R$ 73,813, correspond to payroll taxes and social security charges resulting from cash-settled awards and equity-settled awards, as disclosed in Note 20d.